Accrued Expense and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accrued Expenses and Other Liabilities [Abstract]
Payroll payable	$ 651,006	$ 496,766
Rent payable	28,119	81,178
Equipment payable		38,105
Other payables	122,297	116,370
Total	$ 801,422	$ 732,419